Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Statement
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Grifols SA
Entity File Number	001-35193
Entity Incorporation, State or Country Code	U3
Contact Personnel Email Address	david.bell@grifols.com
Entity Address, Address Line One	Avinguda de la Generalitat, 152-158
Entity Address, Address Line Two	Parc de Negocis Can Sant Joan
Entity Address, Address Line Three	Sant Cugat del Vallès
Entity Address, City or Town	Barcelona
Entity Address, Country	ES
Entity Address, Postal Zip Code	08174
Title of 12(b) Security	American Depositary Shares
Trading Symbol	GRFS
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001438569
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	KPMG Auditores, S.L.
Auditor Firm ID	1027
Auditor Location	Madrid, Spain
Business Contact
Statement
Contact Personnel Name	David Ian Bell
Entity Address, Address Line One	Grifols Shared Services North America, Inc.
Entity Address, Address Line Two	2410 Grifols Way
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90032
City Area Code	34
Local Phone Number	93 571 02 21
Class A, Ordinary shares
Statement
Entity Common Stock, Shares Outstanding	426,129,798
Class B, Preference shares
Statement
Entity Common Stock, Shares Outstanding	261,425,110